Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about intangible assets [abstract]
Schedule of Breakdown For Intangible Assets
The following table presents a breakdown for intangible assets.

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Software	Other intangible assets	Intangible assets in progress	Total
Historical cost at December 31, 2025	247,234	153,131	116,141	167,522	71,094	824	755,946
Additions	—	—	511	4,208	2,101	925	7,745
Disposals	—	—	(2)	—	(763)	—	(765)
Exchange differences	4,978	4,785	3,153	—	865	6	13,787
Other movements and reclassifications	—	—	1	52	125	(238)	(60)
Historical cost at June 30, 2026	252,212	157,916	119,804	171,782	73,422	1,517	776,653

Accumulated amortization at December 31, 2025	—	—	(27,970)	(110,082)	(63,808)	—	(201,860)
Amortization	—	—	(2,111)	(6,082)	(3,929)	—	(12,122)
Impairment	—	—	—	—	(4)	—	(4)
Disposals	—	—	1	—	713	—	714
Exchange differences	—	—	(463)	(22)	(766)	—	(1,251)
Accumulated amortization at June 30, 2026	—	—	(30,543)	(116,186)	(67,794)	—	(214,523)

Carrying amount at:
December 31, 2025	247,234	153,131	88,171	57,440	7,286	824	554,086
June 30, 2026	252,212	157,916	89,261	55,596	5,628	1,517	562,130

Schedule of Sensitivity of the Impairment Testing to Reasonably Possible Changes in Both Assumptions
The following table presents the results of a sensitivity analysis performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amount of the Thom Browne segment would significantly affect the results of the impairment test. Based on the sensitivities presented below, headroom would remain positive under all scenarios except for an adverse increase of 100 basis points in the WACC assumption.

		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR 2028 vs. 2025 (%)	Growth rate (%)	WACC +100 bps	EBITDA -500 bps	Growth rate -50 bps
Thom Browne segment	104	8.61%	50.3%	2.75%	(4)	47	50